Variable Interest Entities and Other Consolidation Matters (Tables)	12 Months Ended
Dec. 31, 2013
Variable Interest Entities and Other Consolidation [Abstract]
Schedule of Variable Interest Entities

	December 31, 2013	December 31, 2012
Total assets	$105,477,241	$99,886,176
Total liabilities	28,053,542	32,698,195

	For the years ended December 31,
	2013	2012
Revenue	$13,843,973	$13,956,126
Net income	(8,066,575)	8,432,845